Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Foreclosed Assets [Abstract]
Net loss (gain) on sales	$ (4)
Operating expenses, net of rental income	69	137
Foreclosed assets, net	$ 65	$ 137